Share-based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
20
. Share-based compensation
Stock options
On December 9, 2016, as a part of the restructuring, the Board of Directors of Qudian Inc. approved the 2016 Equity Incentive Plan (the “2016 Plan”), as well as the cancelation of the 2015 Share Plan and the 2015 Incentive Plan Supplementary Agreement which were approved on December 26, 2015 and May 1, 2016, respectively. During the year ended December 31, 2016, the Company granted a total of 15,299,019 of share options for the ordinary shares of Qudian Inc. under 2016 Plan. The Company granted 12,364,319 share options under the 2016 Plan to the employees as replacement awards for the 2015 plan. All the share options granted under 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant.
The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. Shares options held by Share Based Payment Trust are legally outstanding upon satisfaction of vesting conditions.
As of December 31, 2016, 13,865,219 options are held by the trustee of the Share Based Payment Trust.
On May 3, 2017, the Company granted 494,904 options under the 2016 Plan. On August 17, 2017, the Company granted 200,000 options under the 2016 Plan. 20,000 of the options were granted to two independent non-executive
directors. 25% of the options will vest upon each subsequent anniversary of the Company’s IPO.
On March 12, 2018, the Company granted 998,000 options under the 2016 Plan. On October 1, 2018, the Company granted 20,000 options under the 2016 Plan. On November 30, 2018, the Company granted 10,000 options to one independent
non-executive
director under the 2016 Plan. On December 20, 2018, the Company granted
2,608,000
options under the 2016 Plan. 25% of the options will vest upon each subsequent anniversary of the engagement date.
On June 14, 2019, the Company granted 60,000 options to three independent non-executive directors under the 2016 Plan. On September 22, 2019, the Company granted 1,992,500 options under the 2016 Plan. On December 25, 2019, the Company granted 1,090,000 options under the 2016 Plan. 25% of the options will vest upon each subsequent anniversary of the engagement date.
For the year
s
ended December 31,

2018 and
2019, the Company estimated the fair value of the options based on the quoted share price at grant date. Due to the options low exercise price, the various assumptions used in the binomial option pricing model will not have a material impact in the calculation of the fair value of the options. For the year ended December 31, 2017, the Company calculated the estimated fair value of the options on the respective grant dates using a binomial option pricing model with assistance from independent valuation firm. Assumptions used to determine the fair value of share options granted during 2017 are summarized in the following table:

For the year ended December 31,
2017
Risk-free interest rate (%)	1.56 to 2.33
Volatility (%)	50.9 to 52.4
Expected exercise multiple	2.2 to 2.8
Dividend yield	Nil
Expected life (in years)	10
Exercise price	Nil
Fair value of ordinary shares (RMB)	81.94 to 94.22

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB 64,055,851, RMB 57,981,487 and RMB 87,299,053 (US$ 12,539,724) for the years ended December 31, 2017, 2018 and 2019, respectively.
A summary of share option activity under the 2016 Plan for the year ended December 31, 2019 is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregated intrinsic value
		RMB	RMB	Years	RMB
Balance, December 31, 2017	15,752,273	—	28.51	8.97	1,358,130,772

Granted	3,636,000	—	53.79
Exercised	(3,590,783)	—	43.40
Forfeited	(583,975)	—	67.79

Balance, December 31, 2018	15,213,515	—	29.53	8.38	424,630,143

Granted	3,142,500	—	44.27
Exercised	(6,155,477)	—	54.72
Forfeited	(144,626)	—	83.44

Balance, December 31, 2019	12,019,912	—	19.87	8.18	578,275,151

Vested and expected to vest as of December 31, 2019	11,636,382	—	36.67	8.18	558,151,921

Exercisable, December 31, 2019	5,784,511	—	28.23	7.16	277,460,467

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2019 and the exercise price. Total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 was RMB nil
, RMB 155,850,409 and RMB 338,242,304 (US$ 48,585,467
)
respectively.
As of December 31, 2019, total unrecognized compensation expense relating to unvested share options was RMB 173,853,323

(US$ 24,972,467
)
. The expense is expected to be recognized over a weighted-average period of 3.41 years.
For the years ended December 31, 2017, 2018 and 2019, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Sales and marketing	1,890,690	5,641,771	4,482,323	643,845
General and administrative	42,848,932	38,586,741	74,311,629	10,674,198
Research and development	19,316,229	13,752,975	8,505,101	1,221,681

	64,055,851	57,981,487	87,299,053	12,539,724